Cash and cash equivalents and short-term financial assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash and cash equivalents and short-term financial assets
Maturity of short-term financial assets	SFr 38.0	SFr 25.0